Related party transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related party transactions
Schedule of related party transactions
Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing working capital loan to the Company and payment of expenses on behalf of the Company